CONVERTIBLE DEBT (Details) - shares	Mar. 31, 2024	Dec. 31, 2023
Warrants issued	2,000,000	2,000,000
White River Ventures LLC [Member]
Warrants issued	450,000	450,000
Midwest General Investment Company LLC [Member]
Warrants issued	350,000	350,000
Liberty Hill Capital Management LLC [Member]
Warrants issued	300,000	300,000
Homewood Holdings LLC [Member]
Warrants issued	300,000	300,000
SAS Partners LLC [Member]
Warrants issued	275,000	275,000
Westside Advisors LLC [Member]
Warrants issued	325,000	325,000